Investments in subsidiaries - Narrative (Details)	12 Months Ended
	Sep. 30, 2025 CAD ($)	Aug. 28, 2025 CAD ($) employee	Mar. 24, 2025 employee	Mar. 20, 2025 employee	Feb. 24, 2025 CAD ($) employee	Dec. 13, 2024 CAD ($) employee	Sep. 30, 2024 CAD ($)
Disclosure of detailed information about business combination [line items]
Net assets acquired	$ 1,931,252,000						$ 390,249,000
Additional recognition, acquisition costs	11,510,000
Daugherty
Disclosure of detailed information about business combination [line items]
Net assets acquired	343,024,000					$ 343,024,000
Number of professionals employed | employee						1,100
Revenue of acquiree since acquisition date	220,000,000
Profit (loss) of acquiree since acquisition date	22,000,000
Revenue of combined entity as if combination occurred at beginning of period	1,120,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	46,000,000
BJSS
Disclosure of detailed information about business combination [line items]
Net assets acquired	1,255,577,000				$ 1,255,577,000
Number of professionals employed | employee					2,400
Revenue of acquiree since acquisition date	299,000,000
Profit (loss) of acquiree since acquisition date	24,000,000
Revenue of combined entity as if combination occurred at beginning of period	1,120,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	46,000,000
Novatec Holding GmbH
Disclosure of detailed information about business combination [line items]
Number of professionals employed | employee				300
Momentum Technologies Inc.
Disclosure of detailed information about business combination [line items]
Number of professionals employed | employee			250
Apside
Disclosure of detailed information about business combination [line items]
Net assets acquired	229,890,000	$ 229,890,000
Number of professionals employed | employee		2,500
Revenue of acquiree since acquisition date	32,000,000
Profit (loss) of acquiree since acquisition date	0
Revenue of combined entity as if combination occurred at beginning of period	1,120,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period	46,000,000
Aeyon
Disclosure of detailed information about business combination [line items]
Net assets acquired							$ 317,841,000
Increase (decrease) in goodwill	$ 47,507,000